Cash, Cash Equivalents and Short-term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents:
Cash	$ 178,922,000	$ 219,017,000
Cash equivalents:
Bank time deposits	126,127,000	198,093,000
Money market funds	208,931,000	226,509,000
Total cash equivalents	335,058,000	424,602,000
Total cash and cash equivalents	513,980,000	643,619,000	746,423,000	383,320,000
Total cash, cash equivalents and short-term investments	673,475,000	882,835,000
Interest income	13,700,000	7,400,000	8,400,000
Short-term investments:
Bank time deposits	$ 159,495,000	$ 239,216,000